Property and Equipment, Net - Summary of Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 320,454		¥ 277,204
Less: accumulated depreciation	(199,753)		(166,244)
Construction in progress	27,522		7,640
Property and equipment, net	148,223	$ 20,877	118,600
Machinery
Property Plant And Equipment [Line Items]
Property and equipment, gross	63,714		55,872
Electronic Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	74,834		70,491
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	139,249		124,990
Furniture and Office Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	30,935		13,782
Motor Vehicle
Property Plant And Equipment [Line Items]
Property and equipment, gross	3,258		3,515
Software
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 8,464		¥ 8,554